Fees Summary $ in Thousands	Jul. 14, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $19,764,000.
Narrative - Max Aggregate Offering Price	$ 19,764
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A